VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—84.1%
Aerospace & Defense—0.5%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 1,445	$ 7,298
Auto Manufacturers—1.5%
Rivian Automotive, Inc.
4.625%, 3/15/29	10,140	10,194
3.625%, 10/15/30	11,880	10,609
		20,803

Biotechnology—3.7%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	8,830	9,386
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	10,950	10,443
Insmed, Inc. 0.750%, 6/1/28	5,230	11,335
PTC Therapeutics, Inc. 1.500%, 9/15/26	5,975	6,666
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	5,900	6,478
Travere Therapeutics, Inc. 2.250%, 3/1/29	5,625	5,357
		49,665

Commercial Services—2.8%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	11,805	11,318
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	12,350	12,091
Shift4 Payments, Inc. 0.500%, 8/1/27	13,470	14,480
		37,889

Computers—5.0%
Lumentum Holdings, Inc. 0.500%, 12/15/26	21,320	23,409
PAR Technology Corp. 1.500%, 10/15/27	7,570	8,675
Parsons Corp. 144A 2.625%, 3/1/29(1)	7,605	8,902
Seagate HDD Cayman 3.500%, 6/1/28	6,895	8,278
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	4,200	3,959
Western Digital Corp. 3.000%, 11/15/28	7,315	9,692
Zscaler, Inc. 0.125%, 7/1/25	4,155	5,154
		68,069

Diversified REITS—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	13,655	14,065
	Par Value	Value

Electric Utilities—6.0%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	$ 16,745	$ 19,391
NRG Energy, Inc. 2.750%, 6/1/48	2,960	6,494
PG&E Corp. 4.250%, 12/1/27	29,700	32,210
Southern Co. (The) 3.875%, 12/15/25	21,745	22,843
		80,938

Electronics—1.7%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	6,095	6,638
Itron, Inc. 144A 1.375%, 7/15/30(1)	2,915	3,068
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	11,815	12,753
		22,459

Energy-Alternate Sources—0.4%
Sunnova Energy International, Inc. 2.625%, 2/15/28	9,830	3,688
Sunrun, Inc. 144A 4.000%, 3/1/30(1)	2,105	1,839
		5,527

Engineering & Construction—1.7%
Fluor Corp. 1.125%, 8/15/29	7,240	9,097
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	10,755	14,121
		23,218

Entertainment—3.4%
Cinemark Holdings, Inc. 4.500%, 8/15/25	3,010	6,533
IMAX Corp. 0.500%, 4/1/26	9,505	10,091
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	28,830	28,945
		45,569

Environmental Services—0.5%
Tetra Tech, Inc. 2.250%, 8/15/28	5,740	6,728
Financial Services—4.4%
Coinbase Global, Inc. 0.500%, 6/1/26	17,225	18,044
Encore Capital Group, Inc. 4.000%, 3/15/29	7,700	7,771
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	12,275	11,800
	Par Value	Value

Financial Services—continued
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	$ 5,225	$ 9,225
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	13,440	12,808
		59,648

Health Care REITs—1.8%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	21,370	24,212
Healthcare-Products—4.6%
Envista Holdings Corp. 2.375%, 6/1/25	3,430	3,689
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	11,340	10,533
Insulet Corp. 0.375%, 9/1/26	9,670	12,221
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	10,685	10,322
Lantheus Holdings, Inc. 2.625%, 12/15/27	4,090	5,444
LeMaitre Vascular, Inc. 144A 2.500%, 2/1/30(1)	6,925	7,145
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	7,690	9,701
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	2,035	2,631
		61,686

Internet—11.0%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	6,170	6,565
Booking Holdings, Inc. 0.750%, 5/1/25	4,870	12,850
Magnite, Inc. 0.250%, 3/15/26	6,860	6,343
Palo Alto Networks, Inc. 0.375%, 6/1/25	4,150	15,179
Q2 Holdings, Inc. 0.750%, 6/1/26	10,800	13,305
Sea Ltd. 2.375%, 12/1/25	9,630	12,187
Shopify, Inc. 0.125%, 11/1/25	10,145	10,328
Snap, Inc. 0.750%, 8/1/26	8,285	8,036
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	10,650	13,098
Uber Technologies, Inc. 0.000%, 12/15/25(2)	20,335	20,498
Wayfair, Inc.
1.000%, 8/15/26	6,660	6,156
3.250%, 9/15/27	5,635	6,007
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Internet—continued
Zillow Group, Inc. 2.750%, 5/15/25	$ 15,095	$ 17,463
		148,015

Investment Companies—1.9%
IREN Ltd. 144A 3.250%, 6/15/30(1)	12,000	10,602
MARA Holdings, Inc. 144A 0.000%, 6/1/31(1)	10,850	8,484
Terawulf, Inc. 144A 2.750%, 2/1/30(1)	6,600	6,495
		25,581

Iron & Steel—0.4%
United States Steel Corp. 5.000%, 11/1/26	1,840	4,721
Leisure Time—3.5%
Carnival Corp. 5.750%, 12/1/27	4,175	8,400
NCL Corp., Ltd.
5.375%, 8/1/25	2,855	4,074
1.125%, 2/15/27	14,565	15,075
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(1)	3,095	6,689
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	2,885	13,363
		47,601

Machinery-Construction & Mining—1.1%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	10,815	14,141
Media—1.8%
Liberty Broadband Corp.
144A 3.125%, 3/31/53(1)	6,610	6,481
144A 3.125%, 6/30/54(1)	8,910	9,783
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	6,400	7,812
		24,076

Metal Fabricate/Hardware—0.8%
Xometry, Inc. 1.000%, 2/1/27	10,100	10,661
Mining—0.8%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	9,995	10,289
Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 0.500%, 12/15/27	4,605	11,996
Oil, Gas & Consumable Fuels—0.5%
UGI Corp. 144A 5.000%, 6/1/28(1)	6,010	6,824
	Par Value	Value

Passenger Airlines—1.6%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 15,850	$ 18,516
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)	2,530	3,643
		22,159

Retail—2.4%
Burlington Stores, Inc. 1.250%, 12/15/27	9,880	14,780
Freshpet, Inc. 3.000%, 4/1/28	4,790	10,591
Shake Shack, Inc. 0.000%, 3/1/28	6,830	6,988
		32,359

Retail REIT—0.5%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	7,225	7,330
Semiconductors—3.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	10,290	10,234
ON Semiconductor Corp. 0.500%, 3/1/29	9,590	9,029
Semtech Corp. 1.625%, 11/1/27	6,620	11,688
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	6,420	6,454
Wolfspeed, Inc. 0.250%, 2/15/28	10,185	4,690
		42,095

Software—13.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	7,680	8,122
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	9,665	10,298
BILL Holdings, Inc. 144A 0.000%, 4/1/30(1)	14,785	14,571
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	21,090	20,288
Evolent Health, Inc. 3.500%, 12/1/29	6,650	5,623
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	13,405	13,076
HubSpot, Inc. 0.375%, 6/1/25	4,335	10,649
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(2)	28,105	22,484
144A 0.875%, 3/15/31(1)	7,955	11,372
Nutanix, Inc.
0.250%, 10/1/27	5,585	6,747
144A 0.500%, 12/15/29(1)	8,590	8,491
	Par Value	Value

Software—continued
Progress Software Corp. 144A 3.500%, 3/1/30(1)	$ 5,470	$ 6,428
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	16,010	18,988
Tyler Technologies, Inc. 0.250%, 3/15/26	5,280	6,370
Vertex, Inc. 144A 0.750%, 5/1/29(1)	8,015	12,672
Workiva, Inc. 1.250%, 8/15/28	8,200	8,680
		184,859

Telecommunications—0.6%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	7,905	8,198
Transportation—0.5%
World Kinect Corp. 3.250%, 7/1/28	5,480	6,176
Total Convertible Bonds and Notes (Identified Cost $1,047,771)		1,134,855

	Shares
Convertible Preferred Stocks—10.2%
Aerospace & Defense—2.5%
Boeing Co. (The), 6.000%	554,965	33,792
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%	33,065	39,490
Capital Markets—0.9%
Ares Management Corp. Series B, 6.750%	210,305	11,575
Chemicals—0.4%
Albemarle Corp., 7.250%	150,940	6,142
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%	236,635	9,683
Financial Services—0.9%
Apollo Global Management, Inc., 6.750%	137,520	11,952
Healthcare Providers & Services—0.5%
BrightSpring Health Services, Inc., 6.750%	100,375	6,283
Machinery—0.3%
Chart Industries, Inc. Series B, 6.750%	63,250	4,458
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value
Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co., 7.625%	234,695	$ 14,718
Total Convertible Preferred Stocks (Identified Cost $127,052)		138,093

Equity-Linked Note—0.5%
Financial Services—0.5%
Goldman Sachs Finance Corp. 1.250%, 6/28/27(3)	6,645,000	6,377
Total Equity-Linked Note (Identified Cost $7,309)		6,377

Total Long-Term Investments—94.8% (Identified Cost $1,182,132)		1,279,325

	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)(4)	21,164,860	$ 21,165
Total Short-Term Investment (Identified Cost $21,165)		21,165

TOTAL INVESTMENTS—96.3% (Identified Cost $1,203,297)		$1,300,490
Other assets and liabilities, net—3.7%		49,414
NET ASSETS—100.0%		$1,349,904

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $510,105 or 37.8% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	90%
Cayman Islands	4
Canada	2
Bermuda	1
Liberia	1
Australia	1
Panama	1
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,134,855	$—	$1,134,855	$—
Equity Securities:
Convertible Preferred Stocks	138,093	138,093	—	—
Equity-Linked Note	6,377	—	—	6,377
Money Market Mutual Fund	21,165	21,165	—	—
Total Investments	$1,300,490	$159,258	$1,134,855	$6,377
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2024:	$24,809	$24,809
Accrued discount/(premium)	54	54
Net realized gain (loss)	987	987
Net change in unrealized appreciation (depreciation)(a)	(1,782)	(1,782)
Sales(b)	(17,691)	(17,691)
Balance as of December 31, 2024	$ 6,377	$ 6,377
(a) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024, was $(611).
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.